SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Leases
Right-of-use assets	$ 79,443	$ 238,330
Impairment of right-of-use assets
Right-of-use assets, net	79,443	238,330
Operating lease liabilities – current	94,998	282,279
Operating lease liabilities – non-current
Total operating lease liabilities	$ 94,998	$ 282,279